Core Bond Portfolio

September 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 31.8%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 0.3%
Azul Investments LLP, 5.875%, 10/26/24(1)	$625	$625,781
WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	985	1,001,923

		$1,627,704

Automotive — 1.6%
Ford Motor Credit Co., LLC, 2.979%, 8/3/22	$2,503	$2,479,188
Ford Motor Credit Co., LLC, 3.099%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	705	696,948
Ford Motor Credit Co., LLC, 3.220%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	1,566	1,539,817
General Motors Co., 4.20%, 10/1/27	2,383	2,432,177
General Motors Financial Co., Inc., 3.161%, (3 mo. USD LIBOR + 0.85%), 4/9/21(2)	805	804,732
General Motors Financial Co., Inc., 3.279%, (3 mo. USD LIBOR + 0.99%), 1/5/23(2)	1,110	1,095,335
General Motors Financial Co., Inc., 3.50%, 11/7/24	453	458,950

		$9,507,147

Banks — 11.0%
Banco Safra SA, 4.125%, 2/8/23(1)	$1,210	$1,241,762
Bank of America Corp., 2.639%, (3 mo. USD LIBOR + 0.38%), 1/23/22(2)	2,707	2,707,188
Bank of America Corp., 2.881% to 4/24/22, 4/24/23(3)	1,425	1,447,149
Bank of America Corp., 3.124% to 1/20/22, 1/20/23(3)	2,420	2,469,542
Bank of America Corp., 3.30%, 1/11/23	1,237	1,279,642
Bank of America Corp., 3.499% to 5/17/21, 5/17/22(3)	1,005	1,025,132
Bank of America Corp., 3.55% to 3/5/23, 3/5/24(3)	2,400	2,497,186
Bank of America Corp., 3.593% to 7/21/27, 7/21/28(3)	5,530	5,850,941
Bank of America Corp., 3.974% to 2/7/29, 2/7/30(3)	807	884,162
Barclays PLC, 4.836%, 5/9/28	1,610	1,683,830
Capital One Bank (USA), N.A., 3.375%, 2/15/23	892	919,857
Capital One Financial Corp., 2.986%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	2,300	2,293,440
Capital One Financial Corp., 3.30%, 10/30/24	3,227	3,342,581
Capital One Financial Corp., 3.75%, 4/24/24	700	736,466
Citigroup, Inc., 3.142% to 1/24/22, 1/24/23(3)	1,552	1,581,483
Citigroup, Inc., 3.668% to 7/24/27, 7/24/28(3)	1,685	1,784,844
Citigroup, Inc., 3.70%, 1/12/26	1,000	1,061,216
Citigroup, Inc., 3.887% to 1/10/27, 1/10/28(3)	909	973,495
Citigroup, Inc., 4.075% to 4/23/28, 4/23/29(3)	1,855	2,027,070
Citigroup, Inc., 4.50%, 1/14/22	725	762,600
Citizens Financial Group, Inc., 4.30%, 12/3/25	1,399	1,497,246
Commonwealth Bank of Australia, 2.50%, 9/18/22(1)	1,050	1,062,399
Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(3)	982	984,700
Deutsche Bank AG, 3.577%, (3 mo. USD LIBOR + 1.29%), 2/4/21(2)	2,450	2,433,203
Discover Bank, 4.682% to 8/9/23, 8/9/28(3)	1,200	1,255,674
Discover Financial Services, 3.95%, 11/6/24	490	520,099
Goldman Sachs Group, Inc. (The), 2.905% to 7/24/22, 7/24/23(3)	1,909	1,936,867
Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	1,027,064
Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27	1,510	1,602,865

Security	Principal Amount (000’s omitted)	Value
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	$1,151	$1,240,519
JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	2,023,397
JPMorgan Chase & Co., 2.739% to 10/15/29, 10/15/30(3)	2,156	2,145,643
JPMorgan Chase & Co., 3.782% to 2/1/27, 2/1/28(3)	1,000	1,072,026
JPMorgan Chase & Co., 3.797% to 7/23/23, 7/23/24(3)	1,500	1,583,957
JPMorgan Chase & Co., 5.625%, 8/16/43	628	829,431
Morgan Stanley, 3.772% to 1/24/28, 1/24/29(3)	1,020	1,090,962
Morgan Stanley, 4.00%, 7/23/25	2,220	2,396,127
Morgan Stanley, 4.875%, 11/1/22	1,132	1,214,317
PPTT, 2006-A GS, Class A, 5.866%(1)(4)(5)	259	249,434
Regions Financial Corp., 2.75%, 8/14/22	640	650,049
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	764,515
Synovus Financial Corp., 3.125%, 11/1/22	622	626,712

		$64,776,792

Building Materials — 0.8%
Owens Corning, 3.95%, 8/15/29	$4,100	$4,178,075
Vulcan Materials Co., 4.50%, 6/15/47	479	515,809

		$4,693,884

Chemicals — 1.1%
Alpek SAB de CV, 4.25%, 9/18/29(1)	$920	$928,510
Celanese US Holdings, LLC, 3.50%, 5/8/24	2,500	2,593,971
DowDuPont, Inc., 4.725%, 11/15/28	1,250	1,432,249
Huntsman International, LLC, 4.50%, 5/1/29	1,627	1,716,955

		$6,671,685

Computers — 1.3%
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	$1,350	$1,392,333
DXC Technology Co., 3.082%, (3 mo. USD LIBOR + 0.95%), 3/1/21(2)	1,923	1,922,434
DXC Technology Co., 4.25%, 4/15/24	1,212	1,272,130
Hewlett Packard Enterprise Co., 2.807%, (3 mo. USD LIBOR + 0.68%), 3/12/21(2)	1,015	1,017,324
Hewlett Packard Enterprise Co., 3.009%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	1,079	1,079,104
Microchip Technology, Inc., 4.333%, 6/1/23	1,101	1,157,077

		$7,840,402

Diversified Financial Services — 2.8%
Air Lease Corp., 3.375%, 6/1/21	$1,200	$1,219,283
Ally Financial, Inc., 4.125%, 3/30/20	1,160	1,170,150
Brookfield Finance, Inc., 3.90%, 1/25/28	1,943	2,041,623
Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	2,336	2,336,171
KKR Group Finance Co. VI, LLC, 3.75%, 7/1/29(1)	1,589	1,677,017
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	432	463,591
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	510	534,537
Synchrony Financial, 3.517%, (3 mo. USD LIBOR + 1.23%), 2/3/20(2)	3,465	3,472,613
Synchrony Financial, 3.95%, 12/1/27	1,189	1,220,176
Synchrony Financial, 4.50%, 7/23/25	2,316	2,473,791

		$16,608,952

Electric Utilities — 0.3%
Entergy Corp., 4.00%, 7/15/22	$1,046	$1,092,126
ITC Holdings Corp., 4.05%, 7/1/23	680	716,224

		$1,808,350

Security	Principal Amount (000’s omitted)	Value
Electrical and Electronic Equipment — 0.5%
Jabil, Inc., 3.95%, 1/12/28	$2,136	$2,160,719
Jabil, Inc., 4.70%, 9/15/22	959	1,014,420

		$3,175,139

Foods — 0.5%
Smithfield Foods, Inc., 2.65%, 10/3/21(1)	$1,304	$1,291,843
Smithfield Foods, Inc., 3.35%, 2/1/22(1)	1,482	1,487,261

		$2,779,104

Healthcare Products — 0.2%
Becton Dickinson and Co., 2.979%, (3 mo. USD LIBOR + 0.88%), 12/29/20(2)	$1,315	$1,315,463

		$1,315,463

Home Construction — 0.2%
Lennar Corp., 4.50%, 11/15/19	$1,150	$1,151,437

		$1,151,437

Home Furnishings — 0.2%
Whirlpool Corp., 4.50%, 6/1/46	$914	$950,396

		$950,396

Insurance — 0.2%
Marsh & McLennan Cos., Inc., 3.304%, (3 mo. USD LIBOR + 1.20%), 12/29/21(2)	$753	$754,524
Principal Financial Group, Inc., 4.30%, 11/15/46	534	609,656

		$1,364,180

Lodging and Gaming — 0.2%
Wyndham Destination, Inc., 5.75%, 4/1/27	$1,014	$1,098,922

		$1,098,922

Machinery — 0.8%
nVent Finance S.a.r.l., 4.55%, 4/15/28	$2,700	$2,822,814
Wabtec Corp., 3.419%, (3 mo. USD LIBOR + 1.30%), 9/15/21(2)	431	431,015
Wabtec Corp., 4.95%, 9/15/28	1,300	1,435,824

		$4,689,653

Media — 0.5%
Comcast Corp., 2.759%, (3 mo. USD LIBOR + 0.44%), 10/1/21(2)	$1,960	$1,966,657
Comcast Corp., 4.70%, 10/15/48	613	752,382

		$2,719,039

Mining — 0.2%
Freeport-McMoRan, Inc., 5.40%, 11/14/34	$900	$859,500

		$859,500

Oil and Gas — 1.2%
Noble Energy, Inc., 3.90%, 11/15/24	$937	$983,007
Occidental Petroleum Corp., 3.637%, (3 mo. USD LIBOR + 1.45%), 8/15/22(2)	3,669	3,693,690
Oceaneering International, Inc., 4.65%, 11/15/24	642	606,690
Patterson-UTI Energy, Inc., 3.95%, 2/1/28	1,830	1,839,672

		$7,123,059

Pharmaceuticals — 1.4%
CVS Health Corp., 2.625%, 8/15/24	$515	$517,356
CVS Health Corp., 3.00%, 8/15/26	2,836	2,853,854

Security	Principal Amount (000’s omitted)	Value
CVS Health Corp., 4.10%, 3/25/25	$998	$1,066,348
CVS Health Corp., 4.30%, 3/25/28	3,719	4,025,880

		$8,463,438

Pipelines — 0.8%
Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$466,905
Plains All America Pipeline, L.P./PAA Finance Corp., 3.55%, 12/15/29	1,851	1,823,557
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27	750	829,126
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	880	989,536
Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	582	597,976

		$4,707,100

Real Estate Investment Trusts (REITs) — 1.6%
CBL & Associates, L.P., 5.25%, 12/1/23	$636	$444,946
DDR Corp., 3.625%, 2/1/25	874	898,454
Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,336,219
Newmark Group, Inc., 6.125%, 11/15/23	2,890	3,137,465
SBA Tower Trust, 2.836%, 1/15/25(1)	3,865	3,875,676

		$9,692,760

Retail – Specialty and Apparel — 1.3%
Best Buy Co., Inc., 4.45%, 10/1/28	$1,220	$1,326,528
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	965	995,569
Nordstrom, Inc., 5.00%, 1/15/44	1,835	1,712,189
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	295	304,587
Tapestry, Inc., 4.125%, 7/15/27	3,491	3,563,435

		$7,902,308

Technology — 0.2%
Western Digital Corp., 4.75%, 2/15/26	$1,049	$1,081,781

		$1,081,781

Telecommunications — 1.3%
AT&T, Inc., 5.35%, 12/15/43	$1,000	$1,180,911
Verizon Communications, Inc., 4.329%, 9/21/28	2,407	2,732,561
Verizon Communications, Inc., 4.862%, 8/21/46	1,400	1,714,289
Verizon Communications, Inc., 5.50%, 3/16/47	1,421	1,879,200

		$7,506,961

Transportation — 0.4%
SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22(1)	$914	$924,228
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	1,200	1,248,051

		$2,172,279

Utilities — 0.9%
American Water Capital Corp., 2.95%, 9/1/27	$1,426	$1,464,904
Baltimore Gas & Electric Co., 3.50%, 8/15/46	1,580	1,644,359
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,064,682
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,336,383

		$5,510,328

Total Corporate Bonds & Notes (identified cost $181,001,974)		$187,797,763

Agency Mortgage-Backed Securities — 9.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$694	$751,768
Pool #C03490, 4.50%, 8/1/40	540	584,299
Pool #C09031, 2.50%, 2/1/43	1,628	1,633,185
Pool #G07589, 5.50%, 6/1/41	2,381	2,675,782
Pool #G08596, 4.50%, 7/1/44	718	763,795
Pool #G08670, 3.00%, 10/1/45	1,297	1,330,290
Pool #G08701, 3.00%, 4/1/46	1,975	2,024,392
Pool #G08717, 4.00%, 8/1/46	1,672	1,756,956
Pool #G08738, 3.50%, 12/1/46	1,669	1,732,031
Pool #G08758, 4.00%, 4/1/47	1,551	1,625,307
Pool #G60608, 4.00%, 5/1/46	2,834	2,995,418
Pool #G60761, 3.00%, 10/1/43	1,890	1,944,810
Pool #Q17453, 3.50%, 4/1/43	1,547	1,622,809
Pool #Q34310, 3.50%, 6/1/45	1,716	1,785,212
Pool #Q40264, 3.50%, 5/1/46	1,474	1,533,195
Pool #Q45051, 3.00%, 12/1/46	3,116	3,207,149
Pool #Q46889, 3.50%, 3/1/47	2,342	2,440,738
Pool #Q47999, 4.00%, 5/1/47	3,027	3,214,112

		$33,621,248

Federal National Mortgage Association:
Pool #AB3678, 3.50%, 10/1/41	$3,194	$3,372,746
Pool #AL7524, 5.00%, 7/1/41	766	839,149
Pool #AS3892, 4.00%, 11/1/44	983	1,043,214
Pool #AS5332, 4.00%, 7/1/45	1,061	1,124,425
Pool #AS6014, 4.00%, 10/1/45	739	783,086
Pool #AS9721, 4.00%, 6/1/47	2,457	2,574,151
Pool #BA0891, 3.50%, 1/1/46	2,130	2,213,759
Pool #BA3938, 3.50%, 1/1/46	1,630	1,694,632
Pool #BD1183, 3.50%, 12/1/46	1,210	1,257,694
Pool #BE2316, 3.50%, 1/1/47	2,761	2,863,436
Pool #MA1789, 4.50%, 2/1/44	700	755,213
Pool #MA2653, 4.00%, 6/1/46	1,762	1,855,843

		$20,377,348

Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	$1,532	$1,625,627

		$1,625,627

Total Agency Mortgage-Backed Securities (identified cost $55,349,431)		$55,624,223

Collateralized Mortgage Obligations — 5.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 4.518%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	$1,889	$1,933,214
Series 2018-DNA1, Class M1, 2.468%, (1 mo. USD LIBOR + 0.45%), 7/25/30(2)	849	847,512

Security	Principal Amount (000’s omitted)	Value
Series 2019-DNA3, Class M1, 2.75%, (1 mo. USD LIBOR + 0.73%), 7/25/49(1)(2)	$1,179	$1,180,254
Series 2019-DNA3, Class M2, 4.07%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	1,060	1,061,323
Series 2019-HQA3, Class M1, 2.807%, (1 mo. USD LIBOR + 0.75%), 9/25/49(1)(2)	561	561,701
Series 2019-HQA3, Class M2, 3.907%, (1 mo. USD LIBOR + 1.85%), 9/25/49(1)(2)	304	304,379

		$5,888,383

Federal Home Loan Mortgage Corp.:
Series 4030, Class PA, 3.50%, 6/15/40	$1,215	$1,227,465
Series 4423, Class A, 3.50%, 10/15/39	950	960,036

		$2,187,501

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 7.268%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	$2,058	$2,279,605
Series 2014-C02, Class 1M2, 4.618%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	1,971	2,057,609
Series 2014-C02, Class 2M2, 4.618%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	847	881,006
Series 2014-C03, Class 1M2, 5.018%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	1,059	1,117,878
Series 2014-C03, Class 2M2, 4.918%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	1,701	1,778,836
Series 2017-C06, Class 1M2, 4.668%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	1,275	1,303,994
Series 2018-C03, Class 1M1, 2.698%, (1 mo. USD LIBOR + 0.68%), 10/25/30(2)	374	374,024
Series 2019-R05, Class 1M1, 2.768%, (1 mo. USD LIBOR + 0.75%), 7/25/39(1)(2)	1,015	1,017,543
Series 2019-R05, Class 1M2, 4.018%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	875	878,296

		$11,688,791

Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$206	$223,228
Series 2011-135, Class PK, 4.50%, 5/25/40	782	801,112
Series 2013-6, Class HD, 1.50%, 12/25/42	228	216,750
Series 2014-70, Class KP, 3.50%, 3/25/44	1,090	1,144,038
Series 2018-M4, Class A2, 3.144%, 3/25/28(6)	1,721	1,830,074
Series 2019-M1, Class A2, 3.673%, 9/25/28(6)	4,835	5,360,450
Series 2019-M9, Class A2, 2.937%, 4/25/29(6)	1,290	1,371,642

		$10,947,294

Total Collateralized Mortgage Obligations (identified cost $30,383,631)		$30,711,969

Commercial Mortgage-Backed Securities — 8.2%

Security	Principal Amount (000’s omitted)	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class C, 4.58%, 12/10/54(6)	$1,050	$1,123,650
Series 2016-C7, Class D, 4.58%, 12/10/54(1)(6)	2,000	1,988,178
Citigroup Commercial Mortgage Trust
Series 2017-MDRB, Class C, 4.528%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	3,000	3,002,726
COMM Mortgage Trust
Series 2014-CR19, Class A3, 3.53%, 8/10/47	2,536	2,534,694
Series 2014-CR21, Class C, 4.579%, 12/10/47(6)	500	532,275
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.506%, 12/15/49(6)	1,500	1,586,712
GS Mortgage Securities Trust
Series 2018-FBLU, Class A, 3.145%, (1 mo. USD LIBOR + 0.95%), 11/15/35(1)(2)	5,000	5,004,912

Security	Principal Amount (000’s omitted)	Value
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class C, 4.709%, 9/15/47(6)	$2,530	$2,616,169
Series 2014-C22, Class D, 4.709%, 9/15/47(1)(6)	500	464,015
Series 2014-C25, Class D, 4.104%, 11/15/47(1)(6)	1,960	1,769,595
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.554%, 8/15/46(1)(6)	2,000	2,040,850
Series 2012-CBX, Class AS, 4.27%, 6/15/45	3,325	3,482,529
Series 2013-C13, Class D, 4.201%, 1/15/46(1)(6)	2,000	2,049,898
Morgan Stanley Capital I Trust
Series 2016-UB12, Class D, 3.312%, 12/15/49(1)	1,000	784,991
Series 2019-BPR, Class A, 3.428%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)	2,500	2,501,496
Motel 6 Trust
Series 2017-MTL6, Class C, 3.428%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	1,278	1,279,678
Series 2017-MTL6, Class D, 4.178%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	517	518,934
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class C, 4.23%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	5,000	4,960,319
RETL Trust
Series 2019-RVP, Class A, 3.178%, (1 mo. USD LIBOR + 1.15%), 3/15/36(1)(2)	1,831	1,834,647
Series 2019-RVP, Class B, 3.578%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(2)	2,045	2,051,225
Toorak Mortgage Corp., Ltd.
Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(7)	1,330	1,346,116
VMC Finance, LLC
Series 2018-FL2, Class A, 2.95%, (1 mo. USD LIBOR + 0.92%), 10/15/35(1)(2)	2,858	2,863,961
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.695%, 9/15/58(6)	900	955,314
Series 2015-SG1, Class C, 4.616%, 9/15/48(6)	354	369,111
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	440,631

Total Commercial Mortgage-Backed Securities (identified cost $46,912,579)		$48,102,626

Asset-Backed Securities — 18.0%

Security	Principal Amount (000’s omitted)	Value
Adams Outdoor Advertising L.P.
Series 2018-1, Class A, 4.81%, 11/15/48(1)	$741	$770,257
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class A3, 1.53%, 7/8/21	21	20,629
Avant Loans Funding Trust
Series 2019-A, Class A, 3.48%, 7/15/22(1)	629	631,045
Series 2019-B, Class A, 2.72%, 10/15/26(1)	2,175	2,177,338
Avis Budget Rental Car Funding, LLC
Series 2014-2A, Class A, 2.50%, 2/20/21(1)	7,344	7,347,220
Canyon Capital CLO, Ltd.
Series 2016-1A, Class BR, 4.40%, (3 mo. USD LIBOR + 1.70%), 7/15/31(1)(2)	1,000	987,514
Series 2016-1A, Class DR, 5.397%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	1,000	937,401
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3RA, Class A2, 3.81%, (3 mo. USD LIBOR + 1.55%), 7/27/31(1)(2)	1,000	986,009
Series 2014-3RA, Class C, 5.21%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	932,111

Security	Principal Amount (000’s omitted)	Value
CarMax Auto Owner Trust
Series 2016-1, Class C, 2.52%, 10/15/21	$990	$991,439
Series 2017-2, Class A3, 1.93%, 3/15/22	847	845,810
Chesapeake Funding II, LLC
Series 2016-2A, Class A1, 1.88%, 6/15/28(1)	1,792	1,791,128
CIG Auto Receivables Trust
Series 2019-1A, Class A, 3.33%, 8/15/24(1)	1,642	1,653,321
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/22	887	886,242
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,325	1,365,550
Conn’s Receivables Funding, LLC
Series 2018-A, Class A, 3.25%, 1/15/23(1)	114	114,787
Series 2019-A, Class A, 3.40%, 10/16/23(1)	653	657,959
Consumer Loan Underlying Bond Credit Trust
Series 2019-P2, Class A, 2.47%, 10/15/26(1)	620	619,430
Credit Acceptance Auto Loan Trust
Series 2017-2A, Class A, 2.55%, 2/17/26(1)	1,785	1,786,354
DB Master Finance, LLC
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	334	346,480
Drive Auto Receivables Trust
Series 2017-BA, Class D, 3.72%, 10/17/22(1)	1,209	1,216,141
Series 2018-1, Class C, 3.22%, 3/15/23	1,484	1,488,691
Driven Brands Funding, LLC
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	765	803,683
Dryden Senior Loan Fund
Series 2018-55A, Class D, 5.15%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,000	936,680
Enterprise Fleet Financing, LLC
Series 2017-1, Class A2, 2.13%, 7/20/22(1)	722	721,903
Exeter Automobile Receivables Trust
Series 2017-1A, Class B, 3.00%, 12/15/21(1)	2,584	2,590,390
Series 2019-3A, Class A, 2.59%, 9/15/22(1)	2,025	2,029,165
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	978	1,022,370
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(1)	1,463	1,470,360
Hardee’s Funding, LLC
Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	970	985,364
Hertz Fleet Lease Funding, L.P.
Series 2017-1, Class A2, 2.13%, 4/10/31(1)	520	522,291
Horizon Aircraft Finance I, Ltd.
Series 2018-1, Class A, 4.458%, 12/15/38(1)	3,327	3,459,103
Invitation Homes Trust
Series 2017-SFR2, Class C, 3.475%, (1 mo. USD LIBOR + 1.45%), 12/17/36(1)(2)	461	461,214
Series 2018-SFR2, Class A, 2.928%, (1 mo. USD LIBOR + 0.90%), 6/17/37(1)(2)	5,104	5,112,348
Jack in the Box Funding, LLC
Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	1,110	1,130,147
MelTel Land Funding, LLC
Series 2019-1A, Class B, 4.701%, 4/15/49(1)	960	992,573
Mercedes-Benz Auto Lease Trust
Series 2019-A, Class A2, 3.01%, 2/16/21	1,779	1,784,116
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A3, 1.26%, 2/16/21	187	186,497

Security	Principal Amount (000’s omitted)	Value
OneMain Financial Issuance Trust
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	$1,925	$1,923,870
OSCAR US Funding X, LLC
Series 2019-1A, Class A2, 3.10%, 4/11/22(1)	1,650	1,658,413
Planet Fitness Master Issuer, LLC
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	2,059	2,110,592
Prestige Auto Receivables Trust
Series 2019-1A, Class A2, 2.44%, 7/15/22(1)	1,360	1,361,856
Prosper Marketplace Issuance Trust
Series 2017-3A, Class B, 3.36%, 11/15/23(1)	1,028	1,028,837
Series 2018-1A, Class B, 3.90%, 6/17/24(1)	540	541,492
Series 2018-2A, Class A, 3.35%, 10/15/24(1)	1,270	1,273,407
Purchasing Power Funding, LLC
Series 2018-A, Class A, 3.34%, 8/15/22(1)	5,000	5,008,746
SERVPRO Master Issuer, LLC
Series 2019-1A, Class A2, 3.882%, 10/25/49(1)(8)	3,700	3,743,471
Sierra Timeshare Receivables Funding, LLC
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	88	88,290
Skopos Auto Receivables Trust
Series 2018-1A, Class A, 3.19%, 9/15/21(1)	446	446,554
Series 2019-1A, Class A, 2.90%, 12/15/22(1)	2,345	2,345,403
Small Business Lending Trust
Series 2019-A, Class A, 2.85%, 7/15/26(1)	1,370	1,368,573
SoFi Professional Loan Program, LLC
Series 2014-B, Class A2, 2.55%, 8/27/29(1)	230	230,219
SpringCastle Funding Asset-Backed Notes
Series 2019-AA, Class A, 3.20%, 5/27/36(1)	2,586	2,615,322
Springleaf Funding Trust
Series 2016-AA, Class A, 2.90%, 11/15/29(1)	781	781,059
Stack Infrastructure Issuer, LLC
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	5,224	5,482,002
Start, Ltd.
Series 2019-1, Class B, 5.095%, 3/15/44(1)	1,654	1,687,117
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(1)	336	335,167
Tesla Auto Lease Trust
Series 2018-A, Class A, 2.32%, 12/20/19(1)	36	36,297
Series 2018-B, Class A, 3.71%, 8/20/21(1)	1,070	1,087,682
Thunderbolt Aircraft Lease, Ltd.
Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32(1)(7)	1,510	1,572,688
Towd Point Asset Trust
Series 2018-SL1, Class A, 2.745%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(2)	5,335	5,288,075
Upgrade Receivables Trust
Series 2019-1A, Class B, 4.09%, 3/15/25(1)	2,000	2,025,930
Series 2019-2A, Class A, 2.77%, 10/15/25(1)	2,030	2,032,220
Upland CLO, Ltd.
Series 2016-1A, Class CR, 5.18%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	1,000	941,147
Vantage Data Centers Issuer, LLC
Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	1,361	1,415,921
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,754	1,774,551
Veros Automobile Receivables Trust
Series 2018-1, Class A, 3.63%, 5/15/23(1)	1,947	1,952,196

Security	Principal Amount (000’s omitted)	Value
Voya CLO, Ltd.
Series 2018-2A, Class B1, 3.85%, (3 mo. USD LIBOR + 1.55%), 7/15/31(1)(2)	$1,000	$984,659
Wheels SPV, LLC
Series 2017-1A, Class A2, 1.88%, 4/20/26(1)	370	370,643
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A3, 2.13%, 4/15/20	279	278,808

Total Asset-Backed Securities (identified cost $105,887,998)		$106,552,267

U.S. Treasury Obligations — 21.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 2.875%, 5/15/49	$1,000	$1,167,500
U.S. Treasury Bond, 3.00%, 2/15/48	886	1,053,042
U.S. Treasury Bond, 3.00%, 2/15/49	4,050	4,833,738
U.S. Treasury Bond, 3.125%, 5/15/48	3,220	3,917,709
U.S. Treasury Bond, 3.375%, 11/15/48	2,070	2,639,804
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(9)	19,371	20,376,780
U.S. Treasury Note, 1.25%, 8/31/24	4,900	4,832,625
U.S. Treasury Note, 1.625%, 6/30/21	24,905	24,878,733
U.S. Treasury Note, 1.625%, 8/15/29	1,536	1,529,520
U.S. Treasury Note, 1.75%, 7/31/21	33,400	33,449,578
U.S. Treasury Note, 1.75%, 6/30/24	925	933,076
U.S. Treasury Note, 1.75%, 7/31/24	11,253	11,355,859
U.S. Treasury Note, 2.125%, 3/31/24	2,050	2,099,986
U.S. Treasury Note, 2.50%, 2/15/22	7,500	7,652,930
U.S. Treasury Note, 2.50%, 1/31/24	859	892,229
U.S. Treasury Note, 2.625%, 12/31/25	562	595,786
U.S. Treasury Note, 2.875%, 9/30/23	2,410	2,531,724

Total U.S. Treasury Obligations (identified cost $121,273,306)		$124,740,619

Senior Floating-Rate Loans — 2.0%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Building and Development — 0.2%
DTZ U.S. Borrower, LLC, Term Loan, 5.294%, (1 mo. USD LIBOR + 3.25%), 8/21/25	$1,238	$1,242,908

		$1,242,908

Business Equipment and Services — 0.2%
Change Healthcare Holdings, LLC, Term Loan, 4.544%, (1 mo. USD LIBOR + 2.50%), 3/1/24	$870	$866,930

		$866,930

Cable and Satellite Television — 0.2%
Ziggo Secured Finance Partnership, Term Loan, 4.528%, (1 mo. USD LIBOR + 2.50%), 4/15/25	$1,000	$999,375

		$999,375

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Cosmetics/Toiletries — 0.0%(11)
Prestige Brands, Inc., Term Loan, 4.044%, (1 mo. USD LIBOR + 2.00%), 1/26/24	$179	$179,618

		$179,618

Drugs — 0.3%
Jaguar Holding Company II, Term Loan, 4.544%, (1 mo. USD LIBOR + 2.50%), 8/18/22	$1,851	$1,854,936

		$1,854,936

Electronics/Electrical — 0.5%
Go Daddy Operating Company, LLC, Term Loan, 4.044%, (1 mo. USD LIBOR + 2.00%), 2/15/24	$180	$180,082
Infor (US), Inc., Term Loan, 4.854%, (3 mo. USD LIBOR + 2.75%), 2/1/22	1,859	1,863,554
MA FinanceCo., LLC, Term Loan, 4.544%, (1 mo. USD LIBOR + 2.50%), 6/21/24	78	77,108
Seattle Spinco, Inc., Term Loan, 4.544%, (1 mo. USD LIBOR + 2.50%), 6/21/24	526	520,509
SolarWinds Holdings, Inc., Term Loan, 4.794%, (1 mo. USD LIBOR + 2.75%), 2/5/24	288	288,483

		$2,929,736

Equipment Leasing — 0.2%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 3.794%, (1 mo. USD LIBOR + 1.75%), 1/15/25	$1,138	$1,144,698

		$1,144,698

Food/Drug Retailers — 0.1%
Albertsons, LLC, Term Loan, 4.794%, (1 mo. USD LIBOR + 2.75%), 11/17/25	$502	$505,223

		$505,223

Industrial Equipment — 0.0%(11)
Rexnord, LLC, Term Loan, 4.044%, (1 mo. USD LIBOR + 2.00%), 8/21/24	$172	$173,395

		$173,395

Leisure Goods/Activities/Movies — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 4.044%, (1 mo. USD LIBOR + 2.00%), 5/23/25	$248	$248,069

		$248,069

Lodging and Casinos — 0.0%(11)
ESH Hospitality, Inc., Term Loan, 4.044%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$144	$144,831

		$144,831

Telecommunications — 0.2%
Level 3 Financing, Inc., Term Loan, 4.294%, (1 mo. USD LIBOR + 2.25%), 2/22/24	$370	$371,079
Sprint Communications, Inc., Term Loan, 4.563%, (1 mo. USD LIBOR + 2.50%), 2/2/24	839	834,205

		$1,205,284

Total Senior Floating-Rate Loans (identified cost $11,467,115)		$11,495,003

Short-Term Investments — 4.5%

Commercial Paper — 2.0%

Security	Principal Amount (000’s omitted)	Value
Enel Finance America, 2.497%, 11/5/19(1)(12)	$4,480	$4,469,329
Jabil, Inc., 2.641%, 11/27/19(1)(12)	1,550	1,543,644
Smithfield Foods, Inc., 2.52%, 10/30/19(1)(12)	5,920	5,908,173

Total Commercial Paper (identified cost $11,921,146)		$11,921,146

Other — 2.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(13)	14,781,029	$14,779,551

Total Other (identified cost $14,779,551)		$14,779,551

Total Short-Term Investments (identified cost $26,700,697)		$26,700,697

Total Investments — 100.2% (identified cost $578,976,731)		$591,725,167

Other Assets, Less Liabilities — (0.2)%		$(1,023,668)

Net Assets — 100.0%		$590,701,499

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2019, the aggregate value of these securities is $171,657,387 or 29.1% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2019.

(3)	Security converts to variable rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at September 30, 2019.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2019.

(7)	Step coupon security. Interest rate represents the rate in effect at September 30, 2019.

(8)	When-issued security.

(9)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(10)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(11)	Amount is less than 0.05%.

(12)

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At September 30, 2019, the aggregate value of these securities was $11,921,146, representing 2.0% of the Portfolio’s net assets.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2019.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	198	Long	12/31/19	$42,669,000	$(94,662)
U.S. Long Treasury Bond	28	Long	12/19/19	4,544,750	(77,043)
U.S. Ultra 10-Year Treasury Note	33	Short	12/19/19	(4,699,406)	80,348
U.S. Ultra-Long Treasury Bond	212	Long	12/19/19	40,684,125	(1,040,449)

					$(1,131,806)

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PPTT	-	Preferred Pass-Through Trust

Currency Abbreviations:

USD	-	United States Dollar

At September 30, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to hedge against fluctuations in interest rates.

At September 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $80,348 and $1,212,154, respectively.

At September 30, 2019, the value of the Portfolio’s investment in affiliated funds was $14,779,551, which represents 2.5% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended September 30, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 2.09%	$6,203,972	$226,766,499	$(218,188,543)	$(2,292)	$(85)	$14,779,551	$137,578	14,781,029

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$187,797,763	$—	$187,797,763
Agency Mortgage-Backed Securities	—	55,624,223	—	55,624,223
Collateralized Mortgage Obligations	—	30,711,969	—	30,711,969
Commercial Mortgage-Backed Securities	—	48,102,626	—	48,102,626
Asset-Backed Securities	—	106,552,267	—	106,552,267
U.S. Treasury Obligations	—	124,740,619	—	124,740,619
Senior Floating-Rate Loans	—	11,495,003	—	11,495,003
Short-Term Investments —
Commercial Paper	—	11,921,146	—	11,921,146
Other	—	14,779,551	—	14,779,551
Total Investments	$—	$591,725,167	$—	$591,725,167
Futures Contracts	$80,348	$—	$—	$80,348
Total	$80,348	$591,725,167	$—	$591,805,515

Liability Description
Futures Contracts	$(1,212,154)	$—	$—	$(1,212,154)
Total	$(1,212,154)	$—	$—	$(1,212,154)

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.